UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2010 Date of Reporting Period: 06/30/2009

Item 1. Schedule of Investments.

	Nicholas Equity Income Fund, Inc.
	Schedule of Investments (unaudited)
	June 30, 2009

		VALUE
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COMMON STOCKS - 87.37%
	Consumer Discretionary - Auto & Components - 3.13%
60,000	Johnson Controls, Inc.	$ 1,303,200
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	Consumer Discretionary - Durables & Apparel - 5.04%
8,000	Fortune Brands, Inc.	277,920
10,000	LaCrosse Footwear Inc.	93,500
8,800	National Presto Industries, Inc.	669,680
10,000	V.F. Corporation	553,500
21,800	Weyco Group, Inc.	503,362
		-----------
		2,097,962
		-----------
	Consumer Discretionary - Retail - 1.67%
35,000	Nordstrom, Inc.	696,150
		-----------

	Consumer Discretionary - Services - 1.51%
100,000	Jackson Hewitt Tax Service Inc.	626,000
		-----------

	Consumer Staples - Food & Staple Retail - 6.18%
50,000	SUPERVALU INC.	647,500
35,000	Village Super Market, Inc.	1,041,250
30,000	Walgreen Co.	882,000
		-----------
		2,570,750
		-----------
	Consumer Staples - Food, Beverage & Tobacco - 5.30%
50,000	Altria Group, Inc.	819,500
20,000	Philip Morris International Inc.	872,400
66,715	Rocky Mountain Chocolate Factory, Inc.	513,706
		-----------
		2,205,606
		-----------
	Energy - 11.08%
13,000	Chevron Corporation	861,250
33,000	Crosstex Energy, Inc.	137,280
150,000	Crosstex Energy, L.P.	469,500
75,000	Dorchester Minerals, L.P.	1,713,000
30,000	Kayne Anderson Energy Total Return Fund, Inc.	550,200
40,000	Kayne Anderson MLP Investment Company	878,000
		-----------
		4,609,230
		-----------
	Financials - Banks - 0.94%
20,000	United Bankshares, Inc.	390,800
		-----------

	Financials - Insurance - 3.25%
25,000	Mercury General Corporation	835,750
20,000	Willis Group Holdings Limited	514,600
		-----------
		1,350,350
		-----------
	Financials - Real Estate - 4.45%
250,000	Cohen & Steers Quality Income Realty Fund, Inc.	1,005,000
40,000	HCP, Inc.	847,600
		-----------
		1,852,600
		-----------
	Health Care - Equipment - 7.81%
10,000	Alcon, Inc.	1,161,200
25,000	Fresenius Medical Care AG & Co. KGaA	1,125,000
42,622	Meridian Bioscience, Inc.	962,405
		-----------
		3,248,605
		-----------
	Health Care - Pharmaceuticals & Biotechnology - 2.26%
20,000	Abbott Laboratories	940,800
		-----------

	Industrials - Capital Goods - 7.69%
16,000	Illinois Tool Works Inc.	597,440
100,000	Oshkosh Corporation	1,454,000
14,000	W.W. Grainger, Inc.	1,146,320
		-----------
		3,197,760
		-----------
	Industrials - Commercial Services & Supplies - 4.98%
25,000	ABM Industries Incorporated	451,750
41,180	Healthcare Services Group, Inc.	736,298
35,000	Paychex, Inc.	882,000
		-----------
		2,070,048
		-----------

	Information Technology - Hardware & Equipment - 2.53%
40,000	Diebolt, Incorporated	1,054,400
		-----------

	Information Technology - Software & Services - 3.16%
23,033	Computer Services, Inc.	742,814
10,000	Quality Systems, Inc.	569,600
		-----------
		1,312,414
		-----------
	Materials - 7.00%
25,000	AptarGroup, Inc.	844,250
35,000	Bemis Company, Inc.	882,000
60,000	RPM International, Inc.	842,400
7,800	Stepan Company	344,448
		-----------
		2,913,098
		-----------
	Telecommunication Services - 3.25%
20,000	AT&T Inc.	496,800
120,000	Frontier Communications Corporation	856,800
		-----------
		1,353,600
		-----------
	Utilities - 6.14%
50,000	Duke Energy Corporation	729,500
37,000	Integrys Energy Group, Inc.	1,109,630
60,000	TECO Energy, Inc.	715,800
		-----------
		2,554,930
		-----------

	TOTAL COMMON STOCKS (COST: $35,933,569)	36,348,303
		-----------

CONVERTIBLE PREFERRED STOCKS - 3.59%
	Financials - Real Estate - 1.97%
47,000	BioMed Realty Trust, Inc. 7.375% Series A	818,740
		-----------

	Health Care - Services - 1.62%
57,650	National Healthcare Corporation Series A	676,811
		-----------

	TOTAL CONVERTIBLE PREFERRED STOCKS (cost: $1,921,615)	1,495,551
		-----------

SHORT-TERM INVESTMENTS - 7.62%
	Commercial Paper - 6.78%
$300,000	Stanley Works (The) 07/01/09, 0.30%	300,000
350,000	Verizon Communications Inc. 07/01/09, 0.23%	350,000
350,000	Bemis Company, Inc. 07/02/09, 0.37%	349,997
250,000	PepsiAmericas, Inc. 07/06/09, 0.28%	249,990
275,000	Vulcan Materials Company 07/06/09, 0.68%	274,974
300,000	General Mills, Inc. 07/07/09, 0.40%	299,980
350,000	Harley-Davidson Funding Corporation 07/08/09, 0.10%	349,959
345,000	Wisconsin Energy Corporation 07/17/09, 0.40%	344,939
300,000	Wisconsin Energy Corporation 07/24/09, 0.40%	299,923
		-----------
		2,819,762
		-----------
	Variable Rate Security - 0.84%
350,006	American Family Financial Services, Inc. 07/01/09, 0.10%	350,006
		-----------
	TOTAL SHORT-TERM INVESTMENTS (COST: $3,169,768)	3,169,768
		-----------

	TOTAL SECURITY HOLDINGS - 98.58%	41,013,622
		-----------

	OTHER ASSETS, NET OF LIABILITIES - 1.42%	590,760
		-----------

	TOTAL NET ASSETS	$41,604,382
		-----------
		-----------

% OF NET ASSETS

As of June 30, 2009, investment cost for federal tax purposes was $40,975,486 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 6,115,391
Unrealized depreciation	(6,077,255)
-----------
Net unrealized appreciation	$ 38,136
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$37,843,854
Level 2 - Other Significant Observable Inputs	3,169,768
Level 3 - Significant Unobservable Inputs	--
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Total	$41,013,622
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/05/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/05/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/05/2009